INCOME AND SOCIAL CONTRIBUTION TAXES - Uncertainties about Income Tax Treatments (Details) - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for tax litigation, filed by the Federal Revenue of Brazil ("RFB")	R$ 30,577,416	R$ 29,882,262
Income and social contribution taxes payable	197,155,000	104,438,000
Income tax and social contribution liabilities	R$ 198,205	R$ 104,438
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%